Schedule of Change in Derivative Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Beginning Balance	$ 531,525	$ 437,549	$ 521,700
Issuance of new derivative liabilities	576,592	1,077,756	562,620
Conversions to paid-in capital	(482,253)	(489,279)	(440,270)
Change in fair market value of derivative liabilities	(233,303)	(494,501)	(206,501)
Ending Balance	$ 392,561	$ 531,525	$ 437,549